Share capital	6 Months Ended
Jun. 30, 2023
Share capital
Share capital

24.Share capital

Ordinary Shares

US$ thousand (except for number of shares)	Number of shares	Share capital
Balance as at 1 January 2022 (a)	6,628,695	1
Issued during the year	—	—
Balance as at 31 December 2022 (a)	6,628,695	1
Issued during the period:
PIPE – Osisko (b)	1,500,000	15,000
Backstop Facility – Osisko (c)	2,500,000	25,000
PIPE – Sprott (d)	1,500,000	15,000
PIPE A and PIPE B (e)	18,451,747	184,517
PIPE – BlackRock (f)	4,500,000	45,000
Public shareholders – non-redemption (g)	3,329,006	34,431
Glencore rollover shares (h)	10,000,000	100,000
Gross proceeds from issuance of shares	48,409,448	418,949
Less: Share issuance cost (i)	—	(5,763)
Balance as at 30 June 2023	48,409,448	413,186

(a)Class B Ordinary Shares

The Company is authorised to issue a total of 20,000,000 Common Shares at par value of $0.0001 each.

In March 2021, MAC issued 7,187,500 Class B ordinary shares, par value $0.0001 per share, of which 937,500 were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On 3 September 2021, with the partial exercise of the over-allotment option, the Sponsor forfeited 558,805 of the Class B ordinary shares.

Accordingly, as of 31 December 2022 and 1 January 2022, MAC had issued 6,628,695 Class B ordinary shares to its Sponsor for $25 thousand, or approximately $0.004 per share (the "Founder Shares").

The Sponsor sold 1,272,500 Founder Shares to the certain qualified institutional buyers or institutional accredited investors who were unaffiliated with the management team ("Anchor Investors") at the same price the Sponsor purchased the Founder Shares from the Company (approximately $0.003 per share) (the "Anchor Investment").

The Founder Shares were designated as Class B ordinary shares and were automatically converted into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares equalled, in the aggregate, on an as-converted basis, 20% of the sum of total number of ordinary shares issued and outstanding upon the consummation of the IPO, plus the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination (net of any redemptions of Class A ordinary shares by public shareholders), excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, members of the management team or any of their affiliates upon conversion of working capital loans. In no event did the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

24.Share capital (continued)

Prior to the Closing of the initial Business Combination, GMM was the record holder of the shares reported herein, and certain of MAC’s officers and directors and Anchor Investors held Class B units in GMM, which entitled them to an equivalent number of the Company’s ordinary shares on distribution, which took effect on 5 July 2023. The Sponsor also transferred 985,000 Founder Shares to the Cornerstone Investors (certain qualified institutional buyers or institutional accredited investors who are unaffiliated with the management team).

In connection with the Merger of MAC and MAL, each issued and outstanding Class B ordinary share of MAC was converted into one ordinary share of MAL. The ordinary share issued in the name of GMM, was redeemed automatically for $nil consideration.

(b)PIPE – Osisko

On 20 March 2023, the Company entered into a subscription agreement (the “Silver Stream Subscription Agreement”) with Osisko pursuant to which Osisko purchased 1,500,000 Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of $15,000 thousand.

(c)Backstop Facility – Osisko

On 20 March 2023, the Company entered into a subscription agreement (the “Copper Stream Subscription Agreement”) with Osisko pursuant to which Osisko purchased 2,500,000 Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of $25,000 thousand.

(d)PIPE – Sprott

In connection with the Mezz Facility (Note 18), the Company entered into a subscription agreement with Sprott Private Resource Lending II LP (Sprott) pursuant to which Sprott purchased 1,500,000 ordinary shares at a purchase price of $10.00 per share and an aggregate purchase price of $15,000 thousand.

(e)PIPE A and PIPE B

The Company obtained financing of $53,328 thousand from certain PIPE Investors (PIPE A) and $131,189 thousand from certain PIPE Investors, Directors and Officers of MAC (PIPE B). The total amount of funding obtained was $184,517 thousand for 18,451,747 shares ($10.00/share).

(f)PIPE – Blackrock

BlackRock Funds were issued 4,500,000 ordinary shares in connection with the PIPE Financing at $10.00 per share (plus 315,000 Founder Shares which Black Rock transferred in connection therewith) for a total of $45,000 thousand.

(g)Class A ordinary shares issued to public shareholders (non-redemption)

The Company is authorised to issue a total of 200,000,000 Class A ordinary shares at par value of $0.001 each, for a total of 220,000,000 ordinary shares (including those converted from Class B).

On 16 June 2023, the Company acquired 100% of the outstanding equity of CMPL (Note 25). Upon Closing of the sale, 23,185,774 Class A ordinary shares were redeemed at the price of $10.34 per share. The remaining 3,329,006 non-redeeming Class A ordinary shares were converted from MAC Class A ordinary shares to the Company’s ordinary shares upon Closing at $10.00 per share plus interest ($34,431 thousand total worth).

24.Share capital (continued)

At 31 December 2022 and 1 January 2022, there were no Class A ordinary shares issued or outstanding, excluding 26,514,780 shares subject to possible redemption reflected as other financial liabilities.

(h)Glencore rollover shares

On 16 June 2023, as part of the CMPL acquisition, 10,000,000 newly issued MAL ordinary shares were issued at the redemption share price of $10 per share ($100,000 thousand total worth) to Glencore, and included in purchase acquisition (Note 25).

(i)Share issuance costs

Share issuance costs related to the equity raised as part of the CMPL acquisition amounted to $5,763 thousand and are deducted from equity. $3,989 thousand of the share issuance costs relate to proceeds from the PIPE Financing, Other Equity and equity components of the Redemptions Backstop Facility.

Preference Shares

The Company is authorised to issue a total of 25,000,000 preference shares at par value of $0.0001 each. As at 30 June 2023, 31 December 2022, and 1 January 2022, there were no preference shares issued or outstanding.